Redeemable noncontrolling interests - Additional Information (Details) - 12 months ended Dec. 31, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Redeemable noncontrolling interests
Reclassified as noncontrolling interests within permanent equity	¥ 30,701	$ 4,324
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Redeemable noncontrolling interests
Noncontrolling Interest, ownership percentage by noncontrolling owners	47.63%
Fair value of redeemable noncontrolling interests	¥ 31,397
Reclassified as noncontrolling interests within permanent equity	¥ 30,701	$ 4,324